UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock
Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$465,809
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,373,290
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	655	754,049

		2,593,148
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 6/01/23	355	356,292
Arizona — 1.1%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,203,820
California — 10.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	776,146
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,149,047
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	457,036
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	45	49,816
5.25%, 8/15/49	115	126,479
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	475	506,982
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 7/01/51 (b)	500	533,275
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	1,875	2,062,706

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A (continued):
5.25%, 5/15/39	$250	$268,225
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	134,119
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	899,824
6.50%, 4/01/33	650	711,386
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	273,019
Sub-Series I-1, 6.38%, 11/01/19 (a)	375	420,442
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,080,496
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	920	921,656
5.13%, 6/01/46	265	262,342

		10,632,996
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	706,642
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,492,136
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	351,197

		2,549,975
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	882,976

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$1,210	$1,259,683

		2,142,659
District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	767,349
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	171,128
5.25%, 10/01/44	1,000	1,073,130

		2,011,607
Florida — 1.9%
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	950	1,178,941
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	735	794,160

		1,973,101
Georgia — 1.6%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	160	188,690
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	287,583
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/19	1,095	1,170,796

		1,647,069
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	464,508
Illinois — 20.5%
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	570	571,545
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,000	1,022,340

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, ARB:
3rd Lien, Series A, 5.75%, 1/01/21 (a)	$1,260	$1,455,010
3rd Lien, Series A, 5.75%, 1/01/39	240	272,213
Senior Lien, Series D, AMT, 5.00%, 1/01/52	400	443,672
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 1/01/21 (a)	645	742,131
5.63%, 1/01/35	155	174,944
Series C, 6.50%, 1/01/21 (a)	1,855	2,188,603
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	355,493
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,040	1,099,342
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	262,816
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	335,686
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,731,450
Presence Health Network, Series C, 5.00%, 2/15/41	1,600	1,710,112
Illinois State Toll Highway Authority, RB, Senior, Series A, 5.00%, 1/01/38	730	817,578
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	903,655
Series B (AGM), 5.00%, 6/15/50	1,280	1,319,603
Series B-2, 5.00%, 6/15/50	785	787,661
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	199,406
6.00%, 6/01/28	940	1,070,989
State of Illinois, GO:
5.00%, 3/01/37	455	466,016
Series A, 5.00%, 4/01/35	1,000	1,028,230
Series A, 5.00%, 4/01/38	1,135	1,160,764
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)	200	215,778

2	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Illinois (continued)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/44	$310	$337,615

		21,672,652
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	291,251
7.00%, 1/01/44	1,090	1,307,858
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,163,820
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	149,779
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	499,145
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	125	135,345
Sisters of St. Francis Health Services, 5.25%, 11/01/39	270	290,752
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	350	354,298
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	350	374,812
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	400	452,660

		5,019,720
Iowa — 1.4%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	160	163,411
5.50%, 12/01/22	730	746,002
5.25%, 12/01/25	145	154,669
5.88%, 12/01/26 (b)	130	135,691

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$310	$328,578

		1,528,351
Kentucky — 4.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	325	349,180
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	4,130,050
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	375	324,154

		4,803,384
Louisiana — 4.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,198,090
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,405	1,407,571
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	337,718
5.25%, 5/15/31	270	286,635
5.25%, 5/15/32	345	370,713
5.25%, 5/15/33	375	401,224
5.25%, 5/15/35	160	172,358

		4,174,309
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	144,872
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	652,192

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (a)	$690	$806,293

		1,603,357
Massachusetts — 2.9%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	540	599,000
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	655,260
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	445	445,961
Massachusetts HFA, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,350	1,393,200

		3,093,421
Michigan — 4.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,925	2,139,253
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	530,444
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (a)	240	268,675
5.50%, 5/15/36	195	213,307
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	275	298,911

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$1,000	$1,078,700

		4,529,290
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	90,693
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	348,180
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	87,739

		526,612
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	285,969
5.00%, 9/01/42	455	490,472
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	765,972

		1,542,413
New Jersey — 10.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	328,509
5.25%, 11/01/44	585	596,606
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	340	341,989
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	645	6,773
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	1,090	1,178,922
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	157,824

4	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, AMT (continued):
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	$500	$558,345
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 6/15/31	775	850,462
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	790,270
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,824,647
Series E, 5.25%, 1/01/19 (a)	1,355	1,437,574
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	500	543,985
Transportation Program, Series AA, 5.00%, 6/15/45	415	426,114
Transportation System, Series A, 5.50%, 6/15/41	575	596,850
Transportation System, Series B, 5.25%, 6/15/36	790	820,462
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 1/01/37 (g)	150	159,184
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	185,267

		10,803,783
New York — 8.8%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	864,702
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 6/01/35	500	540,295
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	617,028
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	286	306,440

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	$750	$881,602
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	385	417,198
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,365	1,478,295
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	105	115,347
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	265	294,010
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	1,000	1,096,800
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/20	250	269,188
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	330	331,003
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	460,684
6.00%, 12/01/42	395	442,838
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37 (g)	985	1,146,264

		9,261,694
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (a)	440	472,349

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$185	$203,751

		676,100
Ohio — 1.1%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	232,892
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 5/01/19 (a)	310	331,641
Series A, 5.00%, 5/01/39	575	594,539

		1,159,072
Oklahoma — 1.8%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	385	425,629
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 8/01/57	765	840,138
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	585	638,896

		1,904,663
Oregon — 0.9%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 6/15/38 (c)	395	169,368
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	786,421

		955,789
Pennsylvania — 3.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	200	214,978

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	$600	$645,762
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	650	722,007
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	515,054
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	755	773,626
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	386,248

		3,257,675
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	255	252,909
5.63%, 5/15/43	920	902,732

		1,155,641
Rhode Island — 2.6%
Rhode Island Health & Educational Building Corp., RB, Series G (AGM), 5.00%, 5/15/42 (g)	250	285,950
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	830	835,403
5.00%, 6/01/50	1,580	1,622,123

		2,743,476
South Carolina — 2.8%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	1,040	1,134,515
AMT, 5.25%, 7/01/55	405	455,293

6	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	$1,220	$1,380,332

		2,970,140
Tennessee — 0.5%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	454,428
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 4.00%, 7/01/47	100	102,456

		556,884
Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (a)	680	795,110
Sub-Lien, 5.00%, 1/01/33	115	125,276
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	190	212,986
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20 (a)	220	246,664
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	504,245
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	145,066
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	2,585	2,815,504
6.00%, 11/15/35	145	158,060
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	264,424
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (a)	145	186,950

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	$4,750	$1,780,253
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,485	1,936,040
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	95	108,990
6.00%, 8/15/20	1,175	1,348,031
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (a)	500	553,115
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	254,163
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	489,857
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	500	568,510
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	307,722

		12,800,966
Virginia — 4.6%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	165	166,686
5.13%, 3/01/31	320	321,075
University of Virginia, Refunding RB, General, 5.00%, 6/01/18 (a)	2,500	2,585,825
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	277,097
6.00%, 1/01/37	1,320	1,495,864

		4,846,547
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	235	262,525

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$715	$787,058

		1,049,583
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,055,535
Wyoming Municipal Power Agency, Inc., RB, Series A (a):
5.38%, 1/01/18	500	509,490
5.00%, 1/01/19	95	100,442

		1,665,467
Total Municipal Bonds — 123.0%		129,876,164

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	780	823,352
California — 9.7%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(i)	855	898,571
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (a)	2,970	3,238,488
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	2,000	2,282,040
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32 (a)	740	740,000
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,160	2,522,750

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	$553	$600,816

		10,282,665
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	1,210	1,247,982
Series C-7, 5.00%, 5/01/18	780	804,079
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,225,748

		3,277,809
Illinois — 2.1%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 1/01/38	1,997	2,259,303
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	815,331
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(i)	645	695,167
New York — 10.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	510	550,239
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	500	577,844
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,000	2,328,456
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,825,783
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,030	2,343,248

8	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$810	$942,224

		10,567,794
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	914,472
Pennsylvania — 4.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 8/15/38	1,034	1,179,213
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,634,529
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 6/01/35	1,280	1,469,517

		4,283,259
Texas — 5.2%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	886,065
County of Harris Texas, RB, Toll Road, Senior Lien, Series A:
5.00%, 8/15/19 (a)	1,214	1,301,601
5.00%, 8/15/38	928	995,612
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,214,395

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$975	$1,106,420

		5,504,093
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,155	1,227,364
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (a)	1,785	1,845,841
Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	2,400	2,545,576
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.7%		45,042,026
Total Long-Term Investments (Cost — $162,144,033) — 165.7%		174,918,190
Liabilities in Excess of Other Assets — (0.8)%		(764,961)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.3)%		(25,671,082)
VMTP Shares at Liquidation Value — (40.6)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$105,582,147

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$136,653,815

Gross unrealized appreciation		$13,566,459
Gross unrealized depreciation		(926,556)

Net unrealized appreciation		$12,639,903

Notes to Schedule of Investments

*	Cost for U.S. federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	When-issued security.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to February 15, 2031, is $4,050,255.

During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2017	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	512,707	(512,707)	—	—	$509	$140	—
[1] Includes net capital gain distributions.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Short Contracts
5-Year U.S. Treasury Note	(9)	September 2017	$1,063	$(96)
10-Year U.S. Treasury Note	(26)	September 2017	$3,273	(527)
Long U.S. Treasury Bond	(21)	September 2017	$3,212	(9,029)
Ultra U.S. Treasury Bond	(6)	September 2017	$987	(8,149)
Total				$(17,801)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$174,918,190	—	$174,918,190

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(17,801)	—	—	$(17,801)
[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(25,624,472)	—	$(25,624,472)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

Total	—	$(68,524,472)	—	$(68,524,472)

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2017	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of The BlackRock Strategic Municipal Trust

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of The BlackRock Strategic Municipal Trust

Date:	September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of The BlackRock Strategic Municipal Trust

Date:	September 25, 2017